Warrants (Details) - Schedule of fair values of warrants are estimated using the Black-Scholes option pricing model - Black Schole [Member]	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Warrants (Details) - Schedule of fair values of warrants are estimated using the Black-Scholes option pricing model [Line Items]
Risk-free interest rate	3.60%	0.51%	0.27%
Market price (in Dollars per share and Dollars per share) | (per share)	$ 2.8	$ 26.7	$ 37.2
Expected volatility	89.00%	92.00%	83.00%
Expected dividend yield
Expected life (years)	2 years 6 months	2 years 6 months	2 years